Contractual Residual Maturity of Gross Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Gross Loans USD ($)	Mar. 31, 2013 Gross Loans INR	Mar. 31, 2012 Gross Loans INR	Mar. 31, 2013 Gross Loans Wholesale loans USD ($)	Mar. 31, 2013 Gross Loans Wholesale loans INR	Mar. 31, 2013 Gross Loans Retail Loans USD ($)	Mar. 31, 2013 Gross Loans Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year					999,224.4			458,131.3		541,093.1
Over one year through five years					1,326,467.4			297,660.2		1,028,807.2
Over five years					212,554.0			52,950.6		159,603.4
Total gross loans	$ 46,556.2	2,538,245.8	2,034,281.2	$ 46,556.2	2,538,245.8	2,034,281.2	$ 14,833.9	808,742.1	$ 31,722.3	1,729,503.7